Acquisitions (Pro Forma Operating Results) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisitions [Abstract]
Revenues and other income, pro forma results	$ 8,473,158	$ 7,249,343
Net income attributable to Leucadia National Corporation common shareholders	$ 112,734	$ 2,050,684